Long-Term Bank Loans	12 Months Ended
Sep. 30, 2024
Long-Term Bank Loans [Abstract]
LONG-TERM BANK LOANS

NOTE 13 — LONG-TERM BANK LOANS

Long-term bank loans consist of the following:

		As of September 30,
	Note	2024	2023
Long-term bank loans:
LRC Bank	(1)	$2,137,483	$-

(1)	On November 23, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to $2,137,483) as working capital for two years, with the maturity date on November 14, 2025. The fixed interest rate of the loan was 3.95% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan.

For the above-mentioned loans, the Company recorded a total interest expense of $304,516, $190,184 and $199,852 for the years ended September 30, 2024, 2023 and 2022, respectively.